SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENTS

There were no events that could have a material impact on the financial results of the Group after December 31, 2013, other than those discussed below.

Final dividend

On February 20, 2014, Sibanye declared a final dividend of R0.75 per share.

Cooke operations acquisition

Sibanye announced on August 21, 2013, that it had entered into an agreement with Gold One International Limited, or Gold One, to acquire its Cooke underground and surface operations, or the Cooke Operations. The consideration for the acquisition will be approximately 150 million new Sibanye ordinary shares, or such number of shares that represents 17% of Sibanye’s issued share capital, on a fully diluted basis on the closing of the transaction. The transaction is subject to the fulfilment of various conditions precedent and is likely to be concluded during fiscal 2014.

In terms of the Interim Management and Funding Agreement between Gold One and Sibanye, Sibanye has been appointed, effective March 1, 2014, to manage the business and mining activities of the Cooke Operations. Sibanye will be entitled to make available loan facilities to the Cooke Operations to fund working capital requirements. The loans are repayable in the event that the acquisition is terminated and not implemented. In such an event the loans are guaranteed by Gold One.

Witwatersrand Consolidated Gold Resources Limited acquisition

Sibanye announced on December 11, 2013 that it had offered to acquire the entire issued share capital of Witwatersrand Consolidated Gold Resources Limited, or Wits Gold, for a cash consideration of approximately $39 million, or the Scheme Consideration. The transaction was subject to the fulfilment of various conditions precedent which were completed on April 14, 2014.

Sibanye was required to deposit the full Scheme Consideration into an escrow account to comply with regulations 111(4) and 111(5) of the Companies Act Regulations, 2011. As at December 31, 2013, $39.6 million was held in the escrow account and forms part of the Group’s cash and cash equivalents balance as reported.

On March 13, 2014 at the Wits Gold shareholders meeting, the shareholders of Wits Gold approved the proposed transaction by voting in favor of the various resolutions to give effect to the transaction.

On April 14, 2014 Sibanye paid the Scheme Consideration to Wits Gold shareholders and obtained control (100%) of Wits Gold. The acquisition was accounted for as an asset acquisition in which the consideration paid for the acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values.

On July 5, 2013 Wits Gold announcement to its shareholders that it had submitted a final binding offer, or the Offer, to Mr Peter van den Steen, the business rescue practitioner of Southgold Exploration Proprietary Limited, or Southgold, to acquire Southgold, the sole owner of the Burnstone gold mine and assets, or Burnstone, located in South Africa’s Mpumalanga Province. The Offer was included in the business rescue plan that was approved by the creditors of Southgold on July 11, 2013.

Sibanye has successfully concluded its detailed due diligence investigation in relation to Southgold and took the final decision to proceed with the acquisition of Southgold subject to the fulfilment of certain outstanding conditions precedent listed below.

Summary of the key terms of the Offer:

•	Wits Gold will acquire all of the issued share capital of Southgold together with all shareholder and inter-group loans against Southgold for a purchase price of R100;

•	Reduction of Southgold total debt to US$177.3 million, or the Southgold Debt, on the following terms:

•	Upfront payment of US$7.25 million on transaction completion;

•	Back-ranked to new funding to be injected by Wits Gold and to be repaid from the Burnstone mine’s free cash flow;

•	Moratorium on interest and capital repayments for 36 months from transaction completion;

•	Southgold Debt attracts interest at LIBOR +4%;

•	Option to settle outstanding balances at any time without penalty; and

•	Southgold Debt ring-fenced to Southgold.

•	Wits Gold to provide up to R 950 million of new funding by means of a loan, or Wits Gold Loan, over time, as working capital to support the production plan:

•	Wits Gold Loan attracts interest at JIBAR +4%;

•	Wits Gold Loan to be repaid first:

•	90% free cash to Wits Gold Loan; 10% to Southgold Debt

•	On settlement of the Wits Gold Loan and interest, Southgold Debt will be repaid from free cash flow:

•	70% to Wits Gold; 30% to Southgold Debt

The Offer is still conditional upon the fulfilment of, or waiver by Wits Gold of conditions precedent standard to a transaction of this nature, including but not limited to signature of all definitive transaction agreements, obtaining all necessary regulatory approvals, including, amongst others, the approval of the of the Department of Mineral Resources and Wits Gold confirming that the acquisition of Southgold does not give rise to any adverse tax consequences for Wits Gold and/or Southgold.